Tax payable	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Tax payable
1 1 .	Tax payable

	As of December 31,
	2018	2019
Uncertain tax position	41,100	41,100
Withholding individual income tax	16,933	33,153
Value added tax	230	87
Income tax	618	—
Total	58,881	74,340

The Group’s revenues are subject to value-added tax at a rate of 6%.